SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Annual Rate of Depreciation on Property and Equipment
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33 - 50
Office furniture and equipment	10 - 20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Weighted Average Assumptions Used to Estimate the Fair Value of Stock Options

The fair value of options granted and Employee Stock Purchase Plan in 2016, 2015 and 2014 is estimated at the date of grant using the following weighted average assumptions:

	Year ended December 31,
Employee Stock Options	2016	2015	2014
Expected volatility	22.23%	25.14%	29.30%
Risk-free interest rate	1.07%	1.59%	1.48%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	4.65	5.59	5.51

Weighted Average Assumptions Used to Estimate the Fair Value of Employee Stock Purchase Plans

The fair value of options granted and Employee Stock Purchase Plan in 2016, 2015 and 2014 is estimated at the date of grant using the following weighted average assumptions:

Employee Stock Purchase Plan
Expected volatility	23.24%	21.89%	21.47%
Risk-free interest rate	0.16%	0.07%	0.06%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5

Components of Accumulated Other Comprehensive Income (Loss)

The following table shows the components of accumulated other comprehensive income (loss), net of taxes, for the year ended December 31, 2016:

	Year ended December 31, 2016
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total
Beginning balance	$(4,259)	$9	$(4,250)

Other comprehensive loss before reclassifications	(2,793)	159	(2,634)
Amounts reclassified from accumulated other comprehensive income	*) (2,265)	**) (101)	(2,366)

Net current-period other comprehensive income (loss)	(5,058)	58	(5,000)

Ending balance	$(9,317)	$67	$(9,250)

*)	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2016 for realized gains on marketable securities are included within financial income, net.
**)	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2016 for realized gains on cash flow hedges are included mostly within research and development expenses as well as other operating expenses.